Equity	12 Months Ended
Dec. 31, 2019
Equity
Equity

9. Equity

Share capital

The fully paid in share capital of the parent company, Biofrontera AG, amounted to EUR 44,849,365 on December 31, 2019. It was divided into 44,849,365 registered shares with a nominal value of EUR 1.00 each. On December 31, 2018, the share capital amounted to EUR 44,632,674.

The Biofrontera AG shares were listed on the Regulated Market of the Düsseldorf Stock Exchange in 2006. In August 2012, the company’s shares were also admitted to trading on the Regulated Market of the Frankfurt Stock Exchange in response to an application by the company. The company’s shares are also traded on the Xetra computer trading system and all other German stock exchanges. On June 3, 2014, the share was included in the Prime Standard of the Frankfurt Stock Exchange.

The introduction on the NASDAQ Stock Market in the U.S. occurred on February 14, 2018. Shares in Biofrontera AG are traded there as American Depositary Shares (ADS) under the ticker symbol BFRA. One ADS securitizes the right to two ordinary shares of Biofrontera AG.

The numbers of shares held by the shareholders on December 31, 2019, based on the most recent mandatory disclosures, are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
Maruho Deutschland Co., Ltd., Osaka Japan The total share of voting rights is assigned to Maruho Co., Ltd, Osaka, through the company Maruho Deutschland GmbH, Düsseldorf, which is controlled by the former.	13,047,754	8,891,843	7,631,586
Wilhelm Konrad Thomas Zours The voting rights through the chain of subsidiaries listed below are attributed to Mr. Zours: ● DELPHI Unternehmensberatung AG ● VV Beteiligungen AG ● Deutsche Balaton AG ● Deutsche Balaton Biotech AG ● Prisma Equity AG ● Sparta AG ● ABC Beteiligungen AG ● AEE Ahaus-Enscheder AG ● MARNA Beteiligungen AG ● Youbisheng Green Paper AG ● Strawtec Group AG	13,300,694	8,935,384	3,400,907
Liechtensteinische Landesbank AG (LLB), Vienna, Austria	-	-	1,165,212
Universal-Investment-Gesellschaft mbH, Frankfurt am Main, Germany	-	-	799,463
Free float	18,500,917	26,805,447	25,419,660
Total	44,849,365	44,632,674	38,416,828

Only those shareholders are listed who are subject to reporting requirements under the German Securities Trading Act (WpHG) and the Securities and Exchange Commission (SEC) and have made a corresponding notification. This includes all shareholders who hold at least 3% of the outstanding shares or voting rights. The number of shares listed here refers to the last notification of the respective shareholders, since then they may have changed their holdings within the respective notification thresholds without informing the company.

In the event of the company achieving an annual surplus, the Management and Supervisory boards are authorized to transfer all or part of the annual surplus that remains, after deduction of the sums to be placed in the legal reserves and of a loss carried forward, to retained earnings. It is not permissible to transfer more than half of the annual surplus to retained earnings if, after such a transfer, the other retained earnings would exceed half of the share capital. The shareholders’ share of profits are calculated based on the size of their holding of the share capital.

Authorized/conditional capital

The company had no authorized capital as of the reporting date.

The conditional capital consisted of three share capital amounts.

The conditional increase in the share capital (Conditional Capital I) of EUR 6,434,646 was approved on August 28, 2015, of which is EUR 3,998,014 available as at December 31, 2019. Conditional Capital I serves to secure the granting of option rights and the agreement of option obligations in accordance with the bond terms and conditions.

The conditional increase in the share capital (Conditional Capital III) of EUR 542,400 was approved on February 28, 2015, of which is EUR 249,050 available as of December 31, 2019, and serves exclusively to fulfill option rights granted on July 1, 2015 on the basis of the Annual General Meeting (“AGM”) of July 2, 2010.

The conditional increase in the share capital (Conditional Capital V) of EUR 1,814,984 approved on February 28, 2015 serves exclusively to fulfill option rights granted until August 27, 2020 on the basis of the AGM on August 28, 2015.

Convertible bond 2017/2022

On December 23, 2016, the company’s Management Board approved the issue of a convertible bond, which was placed in full in an amount of EUR 5.0 million in January 2017. The individual bonds will bear interest of 6% per year from February 1, 2017 on their nominal amount. The interest is payable semi-annually in arrears on January 1 of each year, for the first time on July 1, 2017. The fair value of the convertible bond was calculated on the basis of an interest rate of 7.6% in the initial valuation. The term of the 2017/2022 convertible bond begins on the day of its initial issue (“issue date”) and ends on December 31, 2021.

As of December 31, 2019, bonds in a nominal amount of EUR 2,030,800 were converted into the company’s shares. In 2019 bonds with a nominal amount of EUR 564,500 (previous year: EUR 66,500) were converted into 118,841 shares (previous year: 13,472).

2010 share option program

At the AGM on July 2, 2010, the Management and Supervisory boards proposed a share option program for employees to the AGM, which approved the initiative. Accordingly, the Management Board, or the Supervisory Board if the beneficiaries are Management Board members, are entitled to issue up to 839,500 share options, the exercising of which is linked to specific targets.

The program has a total nominal volume of EUR 839,500 and a term of six years from the issue date, in other words, until November 24, 2016. For this, conditional capital amounting to EUR 839,500 was approved by means of the issuing of up to 839,500 registered no par value unit shares with a proportional amount of the share capital of EUR 1.00 per share, in accordance with Section 192 (1) No. 3 of the German Stock Corporation Act (AktG). The conditional capital was registered on July 30, 2010 in the commercial register of the Cologne District Court, under commercial register sheet number 49717. Eligibility for the 2010 share option program was granted to members of the Management Board and employees of the company as well as to members of management bodies and employees of affiliates of Biofrontera AG.

In accordance with the associated conditions, each subscription right that is granted entitles the beneficiary to acquire one new registered no par value unit share in the company. The exercise price is equal to the arithmetical average (unweighted) of the closing prices on the Frankfurt Stock Exchange in floor trading and in Xetra trading for the company’s shares on the ten trading days prior to the issuing of the share. However, the minimum exercise price shall amount to the proportionate share of the company’s share capital allocated to each individual no par value unit share, pursuant to Section 9 (1) of the German Stock Corporation Act (AktG).

The options granted can only be exercised after expiry of a vesting period. The vesting period is four years from the respective date of issue. A prerequisite for the whole or partial exercising of the options is that the following performance target is achieved:

Exercising the options from a tranche is possible, if at the beginning of the respective exercise period, the price (hereinafter referred to as the “reference price”) of a share in Biofrontera Aktiengesellschaft exceeds the exercise price by at least 20%, and a minimum reference price of EUR 5.00 is reached (hereinafter referred to as the “minimum reference price”). The reference price is equal to the arithmetical average (unweighted) of the closing prices on the Frankfurt Stock Exchange in floor trading and Xetra trading for the company’s shares between the 15th and the 5th stock market day (in each case inclusive) before the start of the respective exercise window. The minimum reference price is adjusted in the following cases to align the specified performance target with changed circumstances:

●	In the event of a capital increase from company funds being implemented by issuing shares, the minimum reference price is reduced by the same ratio as new shares issued compared to existing shares. If the capital increase is implemented from company funds without issuing new shares (Section 207 (2) Clause 2 of the German Stock Corporation Act [AktG]), the minimum reference price is not changed.
●	In the case of a capital reduction, no adjustment of the minimum reference price is implemented, provided that the total number of shares is not changed by the capital reduction, or if the capital reduction is connected to a capital repayment or purchase of treasury shares. In the case of a capital reduction performed by consolidating shares without capital repayment and in the case of increasing the number of shares with no associated change in capital (share split), the minimum reference rate increases in line with the capital reduction or share split.

Other adjustments to the minimum reference price are not implemented.

The exercising of options is limited to the following time periods (hereinafter “exercise windows”), in other words, only declarations of exercising of rights submitted to the company within an exercise window will be considered:

a)	on the 6th and subsequent 14 banking days after the date of the Annual General Meeting (exclusive),
b)	on the 6th and subsequent 14 banking days after the date of submission of the semi-annual or quarterly report or an interim statement by Biofrontera AG (exclusive)
c)	in the period between the 15th and 5th banking day prior to the expiration of the option rights of the respective expiration day (exclusively).

After the vesting period, the options can be exercised up until the expiry of six years from the date of issue (exclusive). For the valuation of the employee share options, we have assumed an average holding period of 5 years.

Any claim by the beneficiaries to receive a cash settlement in the event of non-exercise of the options is invalid even in the event of the existence of the above exercise prerequisites. An option may only be exercised if the holder has a current service or employment contract with the company or another company affiliated with the company or if the holder is a member of the Management Board or the management team of another company affiliated with the company.

In the event of the exercising of a subscription right, the company is generally and in specific cases permitted to choose between granting the registered share in exchange for payment of the exercise price, or fulfilling its debt by paying a cash settlement to the holder of the subscription right. The cash settlement per subscription right is equal to the difference between the exercise price per share and the share price on the exercise date, minus due taxes and fees.

As this share option scheme entails share-based payment transactions in which the terms of the arrangement provide the company with a choice of settlement, the company has decided, in accordance with IFRS 2.41 and IFRS 2.43, to recognize the transactions pursuant to the provisions for equity-settled share-based payments (IFRS 2.10-29).

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6
Number of options issued	106,400	96,400	65,000	51,500	179,500	159,350
Date of issue	24.11.2010	30.09.2011	23.03.2012	11.05.2012	02.09.2013	02.04.2014
		07.10.2011
Exercise price	EUR 1.91	EUR 2.48	EUR 3.30	EUR 4.09	EUR 3.373	EUR 3.43
Adjusted exercise price March 2018	-	-	EUR 3.02	EUR 3.81	EUR 3.093	EUR 3.15
End of vesting period	24.11.2014	30.09.2015	23.03.2016	11.05.2016	02.09.2017	02.04.2018
		07.10.2015	11.05.2016
End of exercise window	24.11.2016	30.09.2017	23.03.2018	11.05.2018	02.09.2019	02.04.2020
		07.10.2017
Fair value per option	EUR 0.57	EUR 1.24	EUR 1.60	EUR 2.06	EUR 1.07	EUR 0.83
Share price volatility	45.78%	51.30%	53.50%	65.00%	39.20%	32.30%
Dividend yield	0%	0%	0%	0%	0%	0%
Risk-free interest rate	1.75%	1.21%	0.9%	0.82%	0.71%	0.68%
Fluctuation rate	20%	20%	20%	20%	20%	20%

The fair value of one of the stock options in this option program is determined on a binominal model. The pro rata amounts are recognized over the vesting period up to the end of the vesting period on a pro rata basis as personnel expenses and an increase in capital reserves.

2010 share option program	December 31, 2019	December 31, 2018
Number of options issued	658,150	658,150
Outstanding at the beginning of the period	137,850	364,350
Granted during the period	-	-
Forfeited during the period	17,000	19,000
Exercised during the period	97,850	195,500
Expired during the period	-	12,000
Outstanding at the end of the period	23,000	137,850
Exercisable at the end of the period	23,000	137,850
Range of exercise prices for outstanding options	3.15 EUR	EUR 3.093 - 3.15
Weighted average of remaining contractual life	3 months	12 months
Cost	-	EUR 6,000

The Conditional Capital III for servicing options from this program amounts to EUR 249,050.

During the 2019 financial year, the share capital was increased by EUR 97,850 divided into 97,850 registered shares, from the conversion of options from the 2010 employee stock option plan.

2015 share option program

At the AGM on August 28, 2015, the Management Board and Supervisory Board proposed a new share option program for employees to the Annual General Meeting, which approved the initiative. Accordingly, the Management Board or, to the extent that the beneficiaries are Management Board members, the Supervisory Board, are entitled until August 27, 2020 to issue up to 1,814,984 subscription rights to up to EUR 1,814,984 of the company’s ordinary registered shares, whose exercise is tied to certain targets.

The program has a total nominal value of EUR 1,814,984 and a term of five years from the issue date, in other words, until August 27, 2020. For this, conditional capital amounting to EUR 1,814,984 was approved by means of the issuing of up to 1,814,984 registered no par value unit shares with a proportional amount of the share capital of EUR 1.00 per share, in accordance with Section 192 (1) No. 3 of the German Stock Corporation Act (AktG). The conditional capital was registered on September 18, 2015 in the commercial register of the Cologne District Court, under commercial register sheet number 49717. Eligibility for the 2015 share option program was granted to members of the Management Board and employees of the company as well as to members of management bodies and employees of affiliates of Biofrontera AG. The granting of options is made without any payment being provided in return.

The conditions of the 2015 share option program are to a large extent identical to those of the 2010 share option program, therefore, with respect to the 2015 share option program, we refer to the explanations of the conditions of the share option program 2010 provided above, however 20 banking days are being used instead of 14 banking days.

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6
Number of options issued	425,000	130,500	329,000	300,500	180,000	333,485
Date of issue	18.04.2016	01.12.2016	28.04.2017	28.11.2017	07.05.2018	14.05.2019
Exercise price	EUR 2.49	EUR 3.28	EUR 4.02	EUR 3.33	EUR 5.73	EUR 6.708
Adjusted exercise price March 2018	EUR 2.25	EUR 3.04	EUR 3.78	EUR 3.09	-	-
End of vesting period	18.04.2020	01.12.2020	28.04.2021	28.11.2021	07.05.2022	14.05.2023
End of exercise window	18.04.2022	01.12.2022	28.04.2023	28.11.2023	07.05.2024	14.05.2025
Fair value per option	EUR 1.00	EUR 1.30	EUR 1.56	EUR 1.48	EUR 2.35	EUR 2.55
Share price volatility	50.59%	49.00%	47.00%	46.00%	47.00%	47.30%
Dividend yield	0%	0%	0%	0%	0%	0%
Share price yield	2,31%	7,00%	7,50%	7,60%	7,60%	7,60%
Risk-based interest rate	5.92%	13.26%	13.94%	14.05%	14.03%	13.35%
Fluctuation rate	12%	12%	12%	12%	9%	9%

The fair value of a stock option under this option program is determined on the basis of a Monte Carlo risk simulation. The pro rata amounts are recognized ratably over the vesting period as personnel expenses and an increase in the capital reserves.

2015 share option program	December 31, 2019	December 31, 2018
Outstanding at the beginning of the period	1,252,000	1,143,500
Granted during the period	333,485	180,000
Forfeited during the period	88,500	71,500
Exercised during the period	-	-
Expired during the period	-	-
Outstanding at the end of the period	1,496,985	1,252,000
Exercisable at the end of the period	-	-
Range of exercise prices for outstanding options	EUR 2.25 – 6.708	EUR 2.25 - 5.73
Weighted average of remaining contractual life	44 months	50 months
Cost	EUR 360,000	EUR 257,000

Capital reserves

The capital reserves shown on the balance sheet comprise the capital reserve as well as the reserves from currency translation and the loss carried forward. The statement of changes in equity provides further information about the development of equity.

In accordance with IAS 32.37, equity procurement costs in connection with capital increases are deducted from the capital reserve in an amount of EUR 2 thousand (previous year: EUR 2,432 thousand) for the year ended December 31, 2019.

Capital management

The Group’s equity calculated in accordance with IFRS is managed as capital. The Company’s capital management regularly reviews the Group’s level of liquidity and equity. Objective is to ensure that the Group’s financing is adequate within the expectations of the capital market and to ensure creditworthiness with respect to national and international business partners to secure the Group’s business operations for at least 12 months. The Company’s Management Board ensures that all Group companies have sufficient capital available in the form of equity and debt.